UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07989
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                             Metropolitan West Funds
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               (Exact name of registrant as specified in charter)

                      11766 Wilshire Boulevard, Suite 1580
                              Los Angeles, CA 90025
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               (Address of principal executive offices) (Zip code)

                             Metropolitan West Funds
                      11766 Wilshire Boulevard, Suite 1580
                              Los Angeles, CA 90025
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 310-966-8900
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2006 - June 30, 2007
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Form N-PX is to be used by a registered  management  investment  company,  other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

No series of the Metropolitan West Funds owned any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.


The following are the series of the Metropolitan West Funds:

                 Metropolitan West Ultra Short Bond Fund

                 Metropolitan West Low Duration Bond Fund

                 Metropolitan West Intermediate Bond Fund

                 Metropolitan West Total Return Bond Fund

                 Metropolitan West High Yield Bond Fund

                 Metropolitan West Strategic Income Fund

                 Metropolitan West AlphaTrak 500 Fund


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                Metropolitan West Funds
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By (Signature and Title)* /s/ Scott Dubchansky
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                         Scott B. Dubchansky, Chairman and President
                         (Principal Executive Officer)

Date    August 6, 2007
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*Print the name and title of each signing officer under his or her signature.